Business Developments (Tables)	6 Months Ended
Sep. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities reclassified as held for sale
Assets and liabilities reclassified as held for sale at March 31, 2022 and September 30, 2022 are shown below:

	At March 31, 2022	At September 30, 2022
	(in millions)
Assets held for sale:
Interest-earning deposits in other banks	¥1,110,633	¥1,251,032
Investment securities	3,188,257	3,401,195
Loans, net of allowance for credit losses	6,561,316	7,690,437
Other	761,361	1,073,879
Total	¥11,621,567	¥13,416,543
Liabilities held for sale:
Deposits	¥10,448,481	¥12,158,738
Other	709,179	1,591,815
Total	¥11,157,660	¥13,750,553